STOCKHOLDERS' EQUITY, Preferred Stock and Common Stock (Details)					6 Months Ended
	Jul. 15, 2021 $ / shares shares	Feb. 15, 2021	Sep. 14, 2020	Jun. 30, 2020	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Stockholders' Equity [Abstract]
Preferred Stock, Shares Authorized					1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares					$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued					0	0
Preferred Stock, Shares Outstanding					0	0
Common stock subject to possible redemption (in shares)					18,764,135	19,471,900
Stock conversion basis at time of business combination			1		1	1
Stock conversion percentage threshold						20.00%
Subsequent Event [Member]
Stockholders' Equity [Abstract]
Preferred Stock, Shares Authorized	100,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Stock conversion basis at time of business combination	1	1
Common Class A [Member]
Stockholders' Equity [Abstract]
Common Stock, Shares Authorized					100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.0001	$ 0.0001
Common Stock, Shares, Issued					4,235,865	3,528,100
Common Stock, Shares, Outstanding					4,235,865	3,528,100
Voting right per share				one vote	one vote
Common stock subject to possible redemption (in shares)					18,764,135	19,471,900
Common Class A [Member] | Subsequent Event [Member]
Stockholders' Equity [Abstract]
Common Stock, Shares Authorized	1,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Class B [Member]
Stockholders' Equity [Abstract]
Common Stock, Shares Authorized					10,000,000	10,000,000
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.0001	$ 0.0001
Common Stock, Shares, Issued					5,750,000	5,750,000
Common Stock, Shares, Outstanding					5,750,000	5,750,000
Voting right per share					one vote	one vote